Quarterly Data (Unaudited) (Summarized Unaudited Quarterly Data) (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Revenues	$ 649,238	$ 471,146	$ 382,511	$ 532,551	$ 665,973	$ 443,355	$ 399,030	$ 722,117	$ 869,683	$ 415,030	$ 1,120,384	$ 1,109,328	$ 2,024,390	$ 2,405,860	$ 1,975,467
Net earnings (loss)	$ 62,187	$ (76,536)	(55,249)	40,404	90,409	(29,137)	(44,179)	50,053	65,171	(21,138)	$ (14,349)	$ 61,272	$ 46,427	$ 49,907	$ 73,375
Propane and related equipment sales [Member]
Gross margin from propane and other gas liquids sales			128,087	191,983	230,175	129,547	126,685	202,861	237,940	123,469
Consolidated Midstream Operations [Member]
Gross margin from propane and other gas liquids sales			$ 16,301	$ 3,416	$ 4,934	$ 5,948	$ 5,465	$ 0	$ 0	$ 0